RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued accounting standards update (“ASU”) 2014-09 Revenue from Contracts With Customers (Topic 606) and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted this guidance on January 1, 2018. There is no impact on the adoption of this standard on our Consolidated Financial Statements.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition, measurement, presentation and disclosure of financial instruments. We adopted the amendments to this ASU on January 1, 2018 under a modified retrospective approach except for equity securities without a determinable fair value, for which a prospective approach is prescribed. The adoption of this ASU did not have a material impact on the Consolidated Financial Statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the disclosure and classification of certain items within the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our Consolidated Statement of Cash Flows. The adoption of this ASU did not have a material impact on the Consolidated Financial Statements.

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statement of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our Consolidated Statement of Cash Flows and related disclosures. The adoption results in presentational changes to our Consolidated Statement of Cash Flows.

		December 31, 2017			December 31, 2016
(in thousands of $)	Cash Flow Line Items	Balance Prior to Adoption	Adjustment Increase/ (Decrease)	As Adjusted	Balance Prior to Adoption	Adjustment Increase/ (Decrease)	As Adjusted
OPERATING ACTIVITIES	Unrealized foreign exchange losses/(gains)	3,657	—	3,657	(532)	(413)	(945)
	Interest element included in obligation under capital lease	534	(578)	(44)	(1,205)	(677)	(1,882)
	Amounts due to/(from) related parties	17,856	—	17,856	(17,512)	(725)	(18,237)
	Restricted cash	(5)	5	—	(129)	129	—
FINANCING ACTIVITIES	Repayments of obligations under capital lease	(821)	—	(821)	(122)	(445)	(567)
	Restricted cash and short-term investments	(12,102)	12,102	—	7,627	(7,627)	—
	Advances from/(releases to) related party for Methane Princess lease security deposit	—	(1,498)	(1,498)	—	725	725
Effect of exchange rate changes on cash		—	10,487	10,487	—	(21,966)	(21,966)
As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		181,244	20,518	201,762	25,024	(30,858)	(5,834)
Cash, cash equivalents and restricted cash at beginning of period		65,710	162,415	228,125	40,686	193,273	233,959
Cash, cash equivalents and restricted cash at end of period		246,954	182,933	429,887	65,710	162,415	228,125

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. We adopted this ASU prospectively from January 1, 2018. As a result, this increases the likelihood that future vessel acquisitions may be considered the acquisition of an asset rather than a business combination. However, this will be dependent upon the facts and circumstances of each prospective transaction. We do not expect the adoption of this ASU to have a material impact on our Consolidated Financial Statements and related disclosures where prospective dropdowns are accounted for as asset acquisitions will be significantly reduced.
Accounting pronouncements that have been issued but not adopted
In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. Topic 842 modifies the definition of a lease, requires periodic reassessment of the lease term and requires new disclosures. Lessors are required to classify leases as sales-type, direct financing or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Topic 842 is not applicable for us as a lessee.

Topic 842 will become effective for us on January 1, 2019. We have elected to apply the modified retrospective transition approach. We will elect all available practical expedients which among other things allow us to carry forward prior conclusions relating to lease identification, classification and lease term. Our election of the practical expedient providing transition relief will result in our prior periods not being restated and will continue to be reported under Topic 840. For contracts where we are the lessor, the practical expedients we have elected results in no change to our Balance Sheet on adoption. Our existing leases will continue to be classified in accordance with Topic 840, Modifications and subsequent accounting will follow the accounting under Topic 842. Leases entered into on or after January 1, 2019 will be assessed under the requirements of Topic 842. New lessor presentation and disclosure requirements are introduced and will be applied to our new and existing lease agreements commencing January 1, 2019.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendment ASU 2018-19 Codification Improvements to Topic 326 "Financial Instruments-Credit Losses", which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.
In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements, which has no material impact on our Consolidated Financial Statements and related disclosures.
In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. These amendments change the disclosures for fair value measurements - removing or modifying certain existing disclosure requirements and adding new disclosure requirements. The guidance is effective for us commencing January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our Consolidated Financial Statements and related disclosures.
In October 2018, the FASB issued ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities. This amendment clarifies guidance for considering whether indirect interests held through related parties under common control are considered variable interests, increasing consistency of guidance for common control arrangements. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our Consolidated Financial Statements and related disclosures.